CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 2,465,639	$ 2,784,865	$ 1,017,299
Accounts receivable, net	780,187	1,828,940	4,348,305
Prepaid expenses	550,003	466,823	468,336
Other current assets	300,898	387,085	300,898
Total current assets	4,096,727	5,467,713	6,134,838
Property and equipment - net	211,240	192,065	154,546
Goodwill	15,644,957	15,644,957	15,644,957
Intangibles - net	1,811,044	1,762,605	1,642,760
Right-of-Use Asset - Long Term Portion	466,253
Other assets	107,454	51,153	28,598
Total non-current assets	18,240,948	17,650,780
Total assets	22,337,675	23,118,493	23,605,699
Current liabilities:
Accounts payable and accrued expenses	1,456,965	3,574,926	5,010,815
Debenture warrant liability	8,215,035	4,323,499	7,256,864
Leapfrog warrant liability	1,161,350	622,436	1,873,107
Derivative liability	902,915	496,260	2,026,031
Other current liabilities	894,686
Total current liabilities	12,630,951	9,017,121	16,166,817
Secured convertible debentures, net			1,524,592
Non-current liabilities:
Lease Obligation - Long Term Portion	326,471
Total non-current liabilities	326,471
Total liabilities	12,957,422	9,017,121	17,691,409
Commitments and contingencies (Note 7)
Stockholders' equity:
Preferred stock
Common stock to be issued			879,500
Additional paid in capital	42,030,110	32,869,611	32,546,820
Accumulated deficit	(32,662,403)	(18,778,348)	(27,521,941)
Total stockholders' equity	9,380,253	14,101,372	5,914,290
Total liabilities and stockholders' equity	22,337,675	23,118,493	23,605,699
Common Class A [Member]
Stockholders' equity:
Common stock	12,546	10,109	9,911
Common Class B [Member]
Stockholders' equity:
Common stock
Big Token, Inc. [Member]
Current assets:
Cash and cash equivalents
Prepaid expenses	37,500	65,630
Digital Currency Asset		34,900	1,877
Paypal Exchange - BIGtoken	22,453
Total current assets	59,953	100,530	1,877
Property and equipment - net	2,876	3,647
Intangibles - net	296,556	199,162	12,054
Total assets	359,385	303,339	13,931
Current liabilities:
Accounts payable and accrued expenses	48,178	99,076
BIGtoken Point Liability	186,800
Due to Parent Entity	4,141,732	2,456,940	222,554
Total current liabilities	4,376,710	2,556,016	222,554
Non-current liabilities:
Total liabilities	4,376,710	2,556,016	222,554
Commitments and contingencies (Note 7)
Stockholders' equity:
Preferred stock
Common stock to be issued
Accumulated deficit	(4,018,325)	(2,253,677)	(209,623)
Total stockholders' equity	(4,017,325)	(2,252,677)	(208,623)
Total liabilities and stockholders' equity	359,385	303,339	13,931
Big Token, Inc. [Member] | Common Class A [Member]
Stockholders' equity:
Common stock
Total stockholders' equity
Big Token, Inc. [Member] | Common Class B [Member]
Stockholders' equity:
Common stock	1,000	1,000	1,000
Total stockholders' equity	$ 1,000	$ 1,000	$ 1,000